Income Tax Expense (benefit) Differs from Computed Income Tax at Statutory Rates (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Schedule of Effective Tax Rate Reconciliation [Line Items]
Non taxable loss on settlement of derivative asset							$ 420
Computed income tax at statutory rates	6,302	1,057		(18,823)	1,583	5,313	(1,504)
Tax expense (benefit) due to a change in estimate	191			191		320	(2,416)
Adjustment to DTL due to changes in enacted tax rate and tax grant						(66,423)	(23,813)
Adjustment to deferred taxes due to changes in enacted tax rate			1,400	1,441
Effect of net operating losses in effective tax rate						1,012
Differences in tax rates due to multiple jurisdictions	(287)	29		329	280	720	285
Effect of income subject to tax-exemption grant	(4,924)	475		14,058	(130)	(58)	(1,737)
Reversal of tax uncertainties reserve				(846)	(640)	(707)
Fair value adjustment of indemnification assets		(98)			266	340	(288)
Tax expense (benefit) CONTADO dividend		(123)			(123)		81
Tax uncertainties reserve							250
Effect of net operating losses in foreign entities	162			162	278
Other	(60)	(93)		5	(5)	(162)	138
Income tax expense (benefit)	1,358	1,243		(3,603)	1,501	(59,658)	(29,227)
Interest Income
Schedule of Effective Tax Rate Reconciliation [Line Items]
Benefit of net tax-exempt income	(26)	(4)		(120)	(8)	(13)	(23)
Dividend Income
Schedule of Effective Tax Rate Reconciliation [Line Items]
Benefit of net tax-exempt income							$ (620)